Restricted Deposits - Summary of Restricted Deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Restricted Deposits [Line Items]
Total Restricted Deposits	₩ 1,400,071	₩ 1,302,733
Cash and cash equivalents
Restricted Deposits [Line Items]
Escrow accounts	3,280	3,010
Deposits for government project	30,812	26,969
Collateral provided for borrowings	211,522	190,525
Collateral provided for lawsuit	54	54
Deposits for transmission regional support program	8,959	9,481
Deposits for other business purposes	4,187	5,550
Short-term financial instruments
Restricted Deposits [Line Items]
Collateral provided for borrowings	85,569	24,728
Restriction on withdrawal related to 'win-win growth program' for small and medium enterprises	83,520	80,500
Non-Current financial assets at fair value through profit or loss
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants	296,496	271,047
Long-term financial instruments
Restricted Deposits [Line Items]
Collateral provided for borrowings	6,500	28,245
Decommissioning costs of nuclear power plants	660,000	655,030
Guarantee deposits for banking accounts at overseas branches	22	36
Other Non-current assets
Restricted Deposits [Line Items]
Deposits for other business purposes	₩ 9,150	₩ 7,558